Long-term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Long-term debt consisted of the following at December 31:

	2013	2012

Total debt	$100,759,063	$82,955,489
Less: current portion	16,065,483	13,390,382
	84,693,580	69,565,107
Unamortized bank fees	(1,391,159)	(1,079,354)

Secured long-term debt, net	$83,302,421	$68,485,753

Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt consists of the following:

	September 30,	December 31,
	2014	2013
	(unaudited)

Bulk Pangaea Secured Note (1)	$3,468,750	$4,509,375
Bulk Discovery Secured Note (2)	4,136,000	5,204,000
Bulk Patriot Secured Note (1)	5,375,000	7,212,500
Bulk Cajun Secured Note (2)	1,137,500	1,990,625
Bulk Trident Secured Note (1)	7,968,750	8,925,000
Bulk Juliana Secured Note (1)	5,408,333	6,422,395
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Loan Agreement (3)	53,500,000	34,000,000
Bulk Atlantic Secured Note (2)	7,980,000	8,250,000
Bulk Phoenix Secured Note (1)	9,133,333	9,783,334
Term Loan Facility of USD 13,000,000 (Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd.)	12,347,820	-
Long Wharf Construction to Term Loan	1,002,920	1,016,834
Bulk Providence Secured Note (4)	-	7,760,000
Bulk Liberty Secured Note (5)	-	5,685,000

Total	111,458,406	100,759,063
Less: current portion	(18,686,730)	(16,065,483)
Less: unamortized bank fees	(1,051,730)	(1,391,159)
Secured long-term debt	$91,719,946	$83,302,421

(1)
The Bulk Pangaea Secured Note, the Bulk Patriot Secured Note, the Bulk Trident Secured Note, the Bulk Juliana Secured Note, and the Bulk Phoenix Secured Note are cross-collateralized by the vessels m/v Bulk Juliana, m/v Bulk Patriot, m/v Bulk Trident, m/v Bulk Pangaea, and m/v Bulk Newport and are guaranteed by the Company.

(2)
The Bulk Discovery Secured Note, the Bulk Cajun Secured Note, and the Bulk Atlantic Secured Note are cross-collateralized by the vessels m/v Bulk Discovery, m/v Bulk Cajun, and m/v Bulk Beothuk and are guaranteed by the Company.

(3)	The Bulk Nordic Odyssey and the Bulk Nordic Orion Loan Agreement was amended on September 17, 2014, to provide for an additional advance to finance the acquisition of m/v Nordic Oshima.
(4)	The Bulk Providence Secured Note was repaid in connection with the sale of the m/v Bulk Providence on May 27, 2014.
(5)	The Bulk Liberty Secured Note was repaid in connection with the sale of the m/v Bulk Liberty on July 4, 2014.

In April 2013, the Company executed a Senior Secured Post-Delivery Term Loan Facility that amended the Bulk Pangaea, Bulk Patriot, Bulk Trident, and Bulk Juliana Secured Notes. Amendments included the extension of the Bulk Pangaea secured note maturity date, and conversion of all loans from floating variable rate to a fixed interest rate.

	December 31,
	2013	2012

Bulk Pangaea Secured Note, initial amount of $12,250,000, entered into in December 2009, for the acquisition of m/v Bulk Pangaea. The interest rate was fixed at 3.96% in April 2013, in conjunction with the post-delivery amendment discussed above. The amendment also modified the repayment schedule to 15 equal quarterly payments of $346,875 ending in January 2017. The facility bore interest at LIBOR plus 4% (4.31%) at December 31, 2012 and was hedged through an interest rate swap agreement that expired in March 2012. (B) (C) (G) (H)	$4,509,375	$5,562,500

Bulk Discovery Secured Note, initial amount of $9,120,000, entered into in February 2011, for the acquisition of the m/v Bulk Discovery. Loan requires repayment in 20 equal quarterly installments of $356,000 beginning in June 2011 with a balloon payment of $2,000,000 together with the last quarterly installment. Interest is fixed at a rate of 8.16%. (A) (D)	5,204,000	6,628,000

Bulk Patriot Secured Note, initial amount of $12,000,000, entered into in September 2011, for the acquisition of the m/v Bulk Patriot. Loan requires repayment in 24 equal quarterly installments of $500,000 beginning in January 2012. The interest rate was fixed at 4.01% in April 2013 in conjunction with the post-delivery amendment discussed above. The facility bore interest at LIBOR plus 3.5% (3.81%) at December 31, 2012. (B) (C) (G) (J)	7,212,500	9,662,500

Bulk Cajun Secured Note, initial amount of $4,550,000, entered into in October 2011, for the acquisition of the m/v Bulk Cajun. Loan requires repayment in 16 equal quarterly installments of $284,375 beginning in January 2012 with a balloon payment of $2,000,000 together the last quarterly installment. Interest is fixed at 6.51% . (A) (D)	1,990,625	3,412,500

Long Wharf Construction to Term Loan, initial amount of $1,048,000, entered into in January 2011, to partially finance the construction of the Company’s corporate office building. Loan requires repayment of interest only, payable monthly commencing on March 1, 2011 through February 28, 2012; thereafter, principal and interest are payable in monthly installments based on a 25 year amortization schedule with a final balloon payment of all unpaid principal and accrued interest due January 2021.  Interest is floating at LIBOR, plus 2.85% (3.03% and 3.43% at December 31, 2012 and December 31, 2011, respectively). The Company entered into an interest rate swap agreement, which matures January 2021, and fixes the interest rate at 6.63%. (E)
	$1,016,834	$1,034,260

Bulk Trident Secured Note, initial amount of $10,200,000, entered into in April 2012, for the acquisition of the m/v Bulk Trident. Loan requires repayment in 24 equal quarterly installments of $318,750 beginning in December 2012 with a balloon payment of $2,550,000 together with the last quarterly installment. Interest was fixed at 4.29% in April 2013 in conjunction with the post-delivery amendment discussed above. Interest was floating at LIBOR plus 3.5% (3.81%) at December 31, 2012. (B) (G) (J)	8,925,000	9,881,250

Bulk Juliana Secured Note, initial amount of $8,112,500, entered into in April 2012, for the acquisition of the m/v Bulk Juliana. Loan requires repayment in 24 equal quarterly installments of $338,021 beginning in October 2012. Interest was fixed at 4.38% in April 2013 in conjunction with the post-delivery amendment discussed above. Interest was floating at LIBOR plus 3.75% (4.07%) at December 31, 2012. (B) (G) (K)	6,422,395	7,774,479

Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement, initial amount of $40,000,000, entered into on August 6, 2012, for the acquisition of the m/v Bulk Odyssey and the m/v Bulk Orion. The agreement requires repayment in 20 quarterly installments of $1,000,000 beginning in October 2012, with an additional $1,000,000 installment payable on the 5th, 9th and 17th installment dates and a balloon payment of $17,000,000 due with the final installment. Interest is floating at LIBOR plus 3.25% (3.56% at December 31, 2013 and 2012). (F)	34,000,000	39,000,000

Bulk Atlantic Secured Note, initial amount of $8,520,000, entered into on February 18, 2013, for the acquisition of m/v Bulk Beothuk. Loan requires repayment in 8 equal quarterly installments of $90,000 beginning in May 2013, 12 equal quarterly installments of $295,000 and a balloon payment of $4,260,000 due in February 2018. Interest is fixed at 6.46%.	$8,250,000	$-

Bulk Providence Secured Note, initial amount of $8,000,000, entered into in May 2013, for the acquisition of m/v Bulk Providence. Loan requires repayment in 8 equal quarterly installments of $120,000, 16 equal quarterly installments of $190,000 and a balloon payment of $4,000,000 due in July 2019. Interest is fixed at 4.38%. (B)(G)	7,760,000	-

Bulk Liberty Secured Note, initial amount of $5,685,000, entered into on July 2013, for the acquisition of m/v Bulk Liberty. Loan requires repayment in 19 equal quarterly installments of $149,605 beginning in January 2014 and a balloon payment of $2,842,505 due in February 2018. Interest is fixed at 7.06%. (A)(D)	5,685,000	-

Bulk Phoenix Secured Note, initial amount of $10,000,000, entered into in May 2013, for the acquisition of m/v Bulk Newport. Loan requires repayment in 7 equal quarterly installments of $216,667 and 16 equal quarterly installments of $416,667 with a balloon payment of $1,816,659 due in July 2019. Interest is fixed at 5.09%. (B)(G)	9,783,334	-

Total	100,759,063	82,955,489
Less: current portion	16,065,483	13,390,382
Long term debt	$84,693,580	$69,565,107

Schedule of Maturities of Long-term Debt [Table Text Block]
The future minimum annual payments (excluding unamortized bank fees) under the debt agreements are as follows:

Years ending September 30,

2015	$18,686,730
2016	19,323,468
2017	30,994,082
2018	11,971,926
2019	8,765,181
Thereafter	21,717,019
$111,458,406

The future minimum annual payments under the debt agreements are as follows:

Years ending December 31,

2014	$16,065,483
2015	16,506,108
2016	17,909,321
2017	27,201,673
2018	15,136,255
Thereafter	7,940,223

$100,759,063